Financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Weighted average growth rate	14.60%
Risk adjusted discount rate	5.30%
An increase or decrease in the multiple of 0.5 times revenue [member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of other investments	£ 24.5
Increase decrease on Income statement due to change in fair value of other investment	1.6
Increase decrease on equity due to change in fair value of other investment	22.9
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	8.3	£ 13.1
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	£ 6.1	£ 6.2